NOTE 11 - ACQUISITION OF MEIJIA: Schedule of Allocation of Acquisition Assets (Details)	12 Months Ended
Jun. 30, 2018 USD ($)
Details
Buildings	$ 8,434,060
Land use right	2,294,624
Total purchase consideration	$ 10,728,684